RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Related Party Transactions Disclosure [Text Block]

NOTE 8 — RELATED PARTY TRANSACTIONS

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

Note payable - related party

In February 2011, Mr. Honig, a Director of the Company advanced $2,250,000 to the Company under a Credit Facility Agreement. Between August 2011 and December 2011, the Company paid a total of $1,688,250 to Mr. Honig. Additionally, between July 2012 and October 2012, a total of $75,500 was extinguished on a non-cash basis reducing the principal balance of the note to $486,250.

Subsequently, in August 2013, Mr. Honig exchanged the note including accrued interest of $159,230 for Company’s Series E Convertible Preferred Stock and warrants and the Credit Facility was terminated (see Note 9).

As of September 30, 2013 and December 31, 2012 principal balance of the note amounted to $0 and $486,250, respectively. As of September 30, 2013 and December 31, 2012, accrued interest on this note payable — related party amounted to $0 and $142,164, respectively.

Continental Resources Group, Inc.

In January 2013, the Company paid $15,066 of Continental’s expenses. The Company recorded such advances to additional paid in capital which represents distributions to the Company’s former parent company for a total of $15,066 and $611,589 at September 30, 2013 and December 31, 2012, respectively.

NOTE 11 – RELATED PARTY TRANSACTIONS

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

Note payable - related party

In connection with the Credit Facility Agreement (see Note 9), certain lenders, including Mr. Honig, the Company’s Board Member, funded $2,250,000 to the Company under this Credit Facility Agreement. Furthermore, in connection with the Credit Facility Agreement, the lenders entered into a Contribution Agreement with the Company’s former Chief Executive Officer, Sheldon Finkel, pursuant to which Sheldon Finkel agreed to pay or reimburse the lenders the pro rata portion (1/3) of any net losses from Events and irrevocably pledged to lenders a certain irrevocable letter of credit dated in June 2010 in favor of Sheldon Finkel. The Company also issued to Sheldon Finkel and the Company’s Board Member 750,000 shares each of the Company’s newly designated Series A Preferred Stock, convertible into one share each of the Company’s common stock. As consideration for the extension of credit pursuant to the Credit Facility Agreement, the borrowers are obligated to pay a fee equal to 15% of the initial loan commitment of $4.5 million of which Sheldon Finkel, shall receive a pro-rata portion (1/3). The Preferred Return Fee shall be payable if at all, only out of the net profits from the Events. The Company did not generate net profits from the Events. On May 4, 2011, Sheldon Finkel and the Company’s Board Member converted their shares into 1,500,000 shares of Common Stock. Between August 2011 and December 2011, the Company paid a total of $1,688,250 to the Company’s Board Member and such amount reduced the principal balance of his note.

At December 31, 2012 and 2011 principal amount of the note payable – related party amounted to $486,250 and $561,750, respectively.

Convertible promissory note - related party

On February 1, 2011, the Company raised $750,000 in consideration for the issuance of convertible promissory notes from various investors, including $100,000 from the Company’s Member of the Board of Directors. The convertible promissory notes bore interest at 5% per annum and were convertible into shares of the Company’s common stock at a fixed rate of $1.00 per share. On October 31, 2011, the Company entered into amendment agreements (the “Amendments”) with holders of the Company’s outstanding 5% convertible promissory notes dated as of February 1, 2011 in the aggregate principal amount of $750,000.  Pursuant to the Amendments, the fixed conversion price was adjusted from $1.00 to $0.65. The note holders, including Company’s Member of the Board of Directors, Barry Honig, converted their outstanding notes to the Company’s common stock at a conversion price of $0.65 per share.

Member of the board of directors

As of December 31, 2012, a member of the Company's Board of Directors, Barry Honig, held 9,474,759 shares of Continental, directly or indirectly. In addition, family members, including trusts for the benefit of Mr. Honig's minor children, currently own 3,685,000 shares of Continental of which Mr. Honig disclaims beneficial ownership. Accordingly, as one of the largest shareholder of Continental, Mr. Honig may be deemed to be in control of Continental and accordingly there may exist certain conflicts of interest as a result. See Note 17- Subsequent Events regarding the dissolution of Continental and distribution of the Company’s shares held by Continental to its shareholders of record on March 1, 2013.

Continental Resources Group, Inc.

As of December 31, 2012, Continental holds a 28.54% interest in the Company. The Company is considered to be an equity method investee as a result of Continental’s ownership interest of less than 50% which is accounted for under equity method of accounting. In March 2012, the Company issued 250,000 shares of its common stock to a third party for the payment of Continental’s accrued legal fees of $170,614 (see Note 12) and was considered an advance to Continental. Additionally, between April 2012 and December 2012, the Company paid an aggregate of $93,640 for the payment of Continental’s accounting, legal and other public company fees. During the year ended December 31, 2012, the Company recorded such advances to additional paid in capital which represents distributions to the Company’s former parent company for a total of $611,589. At December 31, 2012 and 2011, the Company had a receivable from Continental amounting to $0 and $347,335 respectively. These advances were short-term in nature and non-interest bearing and were recorded as due from equity method investor. See Note 17- Subsequent Events regarding the dissolution of Continental and distribution of the Company’s shares held by Continental to its shareholders of record on March 1, 2013.